Annual Fund Operating Expenses - Invesco Global Equity Net Zero ETF - Invesco Global Equity Net Zero ETF	Jul. 08, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.19%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.